Retirement Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
Retirement Plans

The Company has a Supplemental Executive Retirement Plan (“SERP”) covering certain members of management. The net periodic SERP pension cost was approximately $221,000 in 2015 and $135,000 in 2014. The unfunded benefit obligation, which was included in other liabilities, was approximately $3,571,000 at December 31, 2015 and $3,350,000 at December 31, 2014.

The benefit obligation at December 31, 2015 and December 31, 2014 was calculated as follows:

	2015	2014
	(Amounts in thousands)
Benefit obligation, January 1	$3,350	$3,218
Service cost	(86)	(50)
Interest cost	214	176
Loss	93	6
Benefit obligation, December 31	$3,571	$3,350

The net periodic pension cost for 2015 and 2014 was calculated as follows:

	2015	2014
	(Amounts in thousands)
Service cost	$(86)	$(50)
Interest cost	214	176
Loss	93	9
	$221	$135

The discount rate used in determining the actuarial present value of the projected benefit obligation was 5.5% for both 2015 and 2014. Annual benefit payments are estimated at $0 for 2015, $128,440 for 2016, $256,880 for 2017, $321,635 for 2018, $354,012 for 2019 and $4,248,144 from 2020 through 2031.

The Company has a 401(k) Plan covering substantially all employees. Under the Plan, the Company is required to contribute 4% of all qualifying employees’ eligible salary to the Plan. The Plan expense in 2015 was $221,000 and $118,000 in 2014.